Available-For-Sale Debt Security - Schedule of Debt Securities Available-For-Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Available-for-sale debt security, beginning	$ 9,190	$ 0
Available-for-sale debt security acquired in the year		3,805
Change in unrealized gains related to available-for-sale debt securities recorded in other comprehensive income	(1,965)	5,385	$ 0
Change in unrealized gains related to available-for-sale debt securities recorded in other comprehensive income	1,965	(5,385)	0
Foreign currency effect on debt security held in Swiss Francs	11
Conversion of available-for-sale debt security in the period	(11,166)
Available-for-sale debt security, ending	$ 0	$ 9,190	$ 0